Operating profit/(loss)	12 Months Ended
Mar. 31, 2020
Operating profit/(loss)
Operating profit/(loss)

 3. Operating profit/(loss)

Detailed below are the key amounts recognised in arriving at our operating profit/(loss)

	2020	2019	2018
	€m	€m	€m
Net foreign exchange losses/(gains)[1]	(24)	1	(65)
Depreciation of property, plant and equipment (note 11):
Owned assets	5,995	5,795	5,963
Leased assets	3,720	59	47
Amortisation of intangible assets (note 10)	4,459	3,941	4,399
Impairment of goodwill in subsidiaries, associates and joint arrangements (note 4)	1,685	3,525	—
Staff costs (note 24)	5,462	5,267	5,295
Amounts related to inventory included in cost of sales	5,699	5,886	6,045
Operating lease rentals payable	—	3,826	3,788
Loss on disposal of property, plant and equipment and intangible assets	51	33	36
Own costs capitalised attributable to the construction or acquisition of property, plant and equipment	(902)	(844)	(829)
Net gain on disposal of Vodafone New Zealand[2] (note 27)	(1,078)	—	—
Net gain on disposal of tower infrastructure in Italy[2] (note 27)	(3,356)	—	—
Net gain on disposal of Vodafone Malta[2] (note 27)	(170)	—	—

Note:

1	The year ended 31 March 2020 included €37 million credit (2019: €nil, 2018: €80 million credit) reported in other income and expense in the Consolidated income statement.
2	Included in Other income and expense in the Consolidated income statement.

The total remuneration of the Group's auditor, Ernst & Young LLP and other member firms of Ernst & Young Global Limited, for services provided to the Group during the year ended 31 March 2020 is analysed below.

Ernst & Young LLP was appointed as the Group’s auditor for the year ended 31 March 2020. Accordingly, comparative figures in the table below for the years ended 31 March 2019 and 31 March 2018 are in respect of remuneration paid to the Group’s previous auditor, PricewaterhouseCoopers LLP and other member firms of PricewaterhouseCoopers International.

	2020	2019	2018
	€m	€m	€m
Parent company	3	2	2
Subsidiaries	16	14	14
Subsidiaries - new accounting standards[1]	1	1	5
Audit fees	20	17	21

Audit-related[2]	1	2	5
Corporate finance[3]	1	—	—
Other[3]	5	—	—
Non-audit fees	7	2	5

Total fees	27	19	26

Notes:

1

Fees in relation to the implementation of new accounting standards, notably IFRS 15 “Revenue from Contracts with Customers” and IFRS 16 "Leases" which were effective for the first time for the years ended 31 March 2019 and 31 March 2020 respectively.

2

Amounts for the years ended 31 March 2020 and 31 March 2019 relate to fees for the interim review and statutory and regulatory filings during the year. The amount for the year ended 31 March 2018 includes non-recurring fees that were incurred during the preparations for a potential IPO of Vodafone New Zealand and the merger of Vodafone India and Idea Cellular.

3

At the time of the Board decision to recommend Ernst & Young LLP as the statutory auditor for the year ended 31 March 2020 in February 2019, Ernst & Young LLP were providing a range of services to the Group. All services that were prohibited by the Financial Reporting Council (‘FRC’) or Securities and Exchange Commission (‘SEC’) for a statutory auditor to provide ceased by 31 March 2019. All engagements that were not prohibited by the FRC or SEC, but were not in accordance with the Group’s own internal approval policy for non-audit services, ceased early in the financial year to enable a smooth transition to alternative suppliers, where required. These services had a value of approximately €5.2 million through to completion and are included in the table above.

A description of the work performed by the Audit and Risk Committee in order to safeguard auditor independence when non-audit services are provided is set out in the Audit and Risk Committee report on pages 90 to 95.